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APPENDIX I

                                                     ---------------------------
                       UNITED STATES                         OMB APPROVAL
            SECURITIES AND EXCHANGE COMMISSION       ---------------------------
                  Washington, D.C. 20549             OMB Number:   3235-M6
                                                     Expires: August 31, 2000
                                                     Estimated average burden
                                                     hours per response....... 1
                                                     ---------------------------

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

1.    NAME AND ADDRESS OF ISSUER:

                        Credit Suisse Asset Management
                        466 Lexington Ave
                        New York, NY 10017-3140

2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): /X/

                        Credit Suisse International Focus Fund, Inc.

3.    INVESTMENT COMPANY ACT FILE NUMBER:
                        811-08459

      SECURITIES ACT FILE NUMBER
                        333-039075

4(a). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                        10/31/2004

4(b). /X/ CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). /X/ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
FORM.


5.    CALCULATION OF REGISTRATION FEE:

                    (i) AGGREGATE SALE PRICE OF SECURITIES
                        SOLD DURING THE FISCAL YEAR PURSUANT
                        TO SECTION 24(f):                        $   84,023,819
                                                                 --------------

                   (ii) AGGREGATE PRICE OF SECURITIES REDEEMED
                        OR REPURCHASED DURING THE FISCAL YEAR:   $ (139,611,505)
                                                                 --------------

                  (iii) AGGREGATE PRICE OF SECURITIES REDEEMED
                        OR REPURCHASED DURING ANY PRIOR FISCAL
                        YEAR ENDING NO EARLIER THAN OCTOBER
                        11, 1995 THAT WERE NOT PREVIOUSLY USED
                        TO REDUCE REGISTRATION FEES PAYABLE TO
                        THE COMMISSION:                          $ (148,584,010)
                                                                 --------------

                   (iv) TOTAL AVAILABLE REDEMPTION CREDITS
                        [ADD ITEM 5(ii) AND 5(iii):              $ (288,195,515)
                                                                 --------------

                    (v) NET SALES - IF ITEM 5(i) IS GREATER
                        THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv)
                        FROM ITEM 5(i)]:                         $            0

                   (vi) REDEMPTION CREDITS AVAILABLE FOR USE
                        IN FUTURE YEARS                          $ (204,171,696)
                                                                 --------------
                        - IF ITEM 5(i) IS LESS THAN ITEM 5(iv)
                          [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:

                  (vii) MULTIPLIER FOR DETERMINING
                        REGISTRATION FEE (SEE INSTRUCTION
                        C.9):                                  X $    0.0001177
                                                                 --------------

                 (viii) REGISTRATION FEE DUE [MULTIPLY ITEM
                        5(v) BY ITEM 5(vii)] (ENTER "O" IF NO
                        FEE IS DUE):                           = $            0
                                                                 --------------

6.    PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                               + $            0

8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(vii) PLUS LINE 7]:
                                                               = $            0
                                                                 --------------

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9.    DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
COMMISSION'S LOCKBOX DEPOSITORY: XX/XX/XX

         Method of Delivery:
                        /N/A/ Wire Transfer
                        /X/ Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*
                           ---------------------------------------

                           Assistant Treasurer

    Date
        --------------

                           *Please print the name and title of the signing
                            officer below the signature.